Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 23,944	$ 30,833
Short-term restricted deposits	7,875	7,875
Trade accounts receivable, net	32,900	27,003
Inventories	29,388	27,599
Due from affiliated companies	668	559
Other current assets	2,303	1,712
Deferred tax asset	177	177
Total current assets	97,255	95,758
Property, plant and equipment, net	13,983	13,531
Long term inventory	2,307	1,979
Deferred tax asset	3,835	3,955
Other assets, net	248	248
Intangible assets, net	865	795
Total noncurrent assets	7,255	6,977
Total assets	118,493	116,266
Current liabilities
Trade accounts payable	12,115	11,812
Other current liabilities	31,025	30,712
Total current liabilities	43,140	42,524
Long term liabilities
Liability for employee severance benefits	866	772
Other long term liabilities	4,775	4,768
Total noncurrent liabilities	5,641	5,540
Total liabilities	48,781	48,064
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2016 and at December 31, 2015; 37,440,552 issued shares at June 30, 2016 and at December 31, 2015; 35,348,176 shares outstanding at June 30, 2016 and at December 31, 2015	148	148
Additional paid-in capital	76,235	76,034
Retained earnings	(4,773)	(6,082)
Total shareholders' equity before treasury stock	71,610	70,100
Treasury stock, at cost (2,092,376 as of June 30, 2016 and December 31, 2015)	(1,898)	(1,898)
Total shareholders' equity	69,712	68,202
Total liabilities and shareholders' equity	$ 118,493	$ 116,266